Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Timber Point Global Allocations Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	21.78%	2.33%	2.18%
Timber Point Alternative Income Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	13.42%	1.37%	0.95%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.96%	13.37%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	21.87%	6.46%	5.78%
Bloomberg Barclay’s Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%	(0.83%)	0.57%
HFRX Absolute Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%	2.86%	2.20%